Document and Entity Information	8 Months Ended
	Mar. 31, 2011	Feb. 10, 2012
Document and Entity Information
Entity Registrant Name	Sport Tech Enterprises, Inc.
Document Type	S-1
Document Period End Date	Mar 31, 2011
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to the Company's 424(b)(2), filed with the Securities and Exchange Commission on February 10, 2012 (the "Final Prospectus"), is solely to furnish Exhibit 101 to the 424(b)(2). Exhibit 101 provides the financial statements and related notes from the 424(b)(2) formatted in XBRL (eXtensible Business Reporting Language).
Entity Central Index Key	0001520586
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		33,626,800
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEET (USD $)	Sep. 30, 2011	Mar. 31, 2011
Current assets:
Cash	$ 1,029	$ 682
Total current assets	1,029	682
Trademark	736	775
Website	203	244
Total other assets	939	1,019
Total assets	1,968	1,701
Current liabilities:
Accounts payable	10,479	893
Total current liabilities	10,479	893
Accrued interest payable - related party	1,445	280
Line of credit - related party	56,291	22,596
Total long term liabilities	57,736	22,876
Total liabilities	68,215	23,769
Stockholders' deficit:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of September 30, 2011 and March 31, 2011
Common stock, $0.001 par value, 100,000,000 shares authorized, 33,626,800 and 33,450,000 shares issued and outstanding as of September 30, 2011 and March 31, 2011	33,627	33,450
Additional paid-in capital	45,493	4,950
Deficit accumulated during development stage	(145,367)	(60,468)
Total stockholders' deficit	(66,247)	(22,068)
Total liabilities and stockholders' deficit	$ 1,968	$ 1,701

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2011	Mar. 31, 2011
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, authorized	10,000,000	10,000,000
Preferred Stock, issued and outstanding
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued and outstanding	33,626,800	33,450,000

CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	14 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2011
Operating expenses:
General and administrative	$ 3,449	$ 2,421	$ 2,865	$ 2,901	$ 5,766
Amortization		40	80		80
Salaries and wages		16,231	32,986	15,932	48,918
Professional fees	27,160	1,304	47,804	41,355	89,159
Total operating expenses	30,609	19,996	83,735	60,188	143,923
Other expenses:
Interest income			1		1
Interest expense - related party		(710)	(1,165)	(280)	(1,445)
Total other expenses		(710)	(1,164)	(280)	(1,444)
Net loss	$ (30,609)	$ (20,706)	$ (84,899)	$ (60,468)	$ (145,367)
Weighted average number of common shares outstanding - basic	4,873,846	33,626,800	33,541,974	25,917,611
Net loss per common share - basic	$ (0.01)

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated During Development Stage	Total
Balance, Value at Jul. 27, 2010	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jul. 27, 2010	0
Issuance of common stock for cash, Value	32,200			32,200
Issuance of common stock for cash, Shares	32,200,000
Issuance of common stock for acquisition of Squareroot, Inc., Value	1,200			1,200
Issuance of common stock for acquisition of Squareroot, Inc., Shares	1,200,000
Issuance of common stock for services, Value	50	4,950		5,000
Issuance of common stock for services, Shares	50,000
Net loss			(60,468)	(60,468)
Balance, Value at Mar. 31, 2011	33,450	4,950	(60,468)	(22,068)
Balance, Shares at Mar. 31, 2011	33,450,000
Issuance of common stock for cash, Value	176	40,344		40,520
Issuance of common stock for cash, Shares	176,800
Net loss			(84,899)	(84,899)
Balance, Value at Sep. 30, 2011	$ 33,627	$ 45,493	$ (145,367)	$ (66,247)
Balance, Shares at Sep. 30, 2011	33,626,800

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	2 Months Ended	6 Months Ended	8 Months Ended	14 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2011
Net loss	$ (30,609)	$ (84,899)	$ (60,468)	$ (145,367)
Shares issued for services			5,000	5,000
Impairment of goodwill	2,000		2,000	2,000
Amortization		80		80
Increase in accounts payable	(1,500)	9,586	893	10,479
Increase in accrued interest payable - related party		1,165	280	1,445
Net cash used in operating activities	(30,109)	(74,068)	(52,295)	(126,363)
Payments for trademarks	(775)		(775)	(775)
Payments for website development	(244)		(244)	(244)
Net liabilities in acquisition of SquareRoot, Inc.	(800)		(800)	(800)
Net cash used in investing activities	(1,819)		(1,819)	(1,819)
Proceeds from line of credit - related party	1,000	33,965	22,596	56,291
Proceeds from sale of common stock, net of offering costs	32,200	40,720	32,200	72,920
Net cash provided by financing activities	33,200	74,415	54,796	129,211
NET CHANGE IN CASH	1,272	347	682	1,029
CASH AT BEGINNING OF YEAR		682
CASH AT END OF YEAR	1,272	1,029	682	1,029
Interest paid
Income taxes paid
Shares issued for services			5,000	5,000
Shares issues for acquisition of Squareroot, Inc.	$ 1,200		$ 1,200	$ 1,200

Organization and Business Operations	8 Months Ended
Mar. 31, 2011
Organization and Business Operations
Organization and Business Operations

NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

Organization

The Company was incorporated on July 28, 2010 (Inception) under the laws of the State of Nevada, as Sport Tech Enterprises, Inc. On October 1, 2010, we acquired our wholly-owned subsidiary, SquareRoot, Inc (“SquareRoot”) Incorporated in the state of Nevada. SquareRoot was formed to design, manufacture, and distribute water sport sporting goods. Prior to the acquisition of SquareRoot, Inc., Sport Tech Enterprises, Inc. had minimal assets and minimal operations. Sport Tech Enterprises, Inc. is a holding company with minimal assets and operations apart from its wholly-owned subsidiary.

The Company has not commenced significant operations and, in accordance with ASC Topic 915, the Company is considered a development stage company.

Nature of operations

The Company is developing and marketing sporting goods products with a focus on surfing, boogie boarding and snowboarding.

Accounting Policies	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements include the accounts of Sport Tech Enterprises, Inc. (Nevada Corporation), and its wholly-owned subsidiary SquareRoot, Inc. (Nevada Corporation). All significant inter-company balances and transactions have been eliminated. Sport Tech Enterprises, Inc. (Nevada Corporation) and SquareRoot (Nevada Corporation) will be collectively referred herein as the “Company”.

Cash and cash equivalents

For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The carrying value of these investments approximates fair value.

Trademarks

ASC 350 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of ASC 350. This standard also requires that intangible assets with definite useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment. As of March 31, 2011, the Company believes there is no impairment of its intangible assets.

The Company's intangible assets consist of the costs of filing and acquiring various trademarks. The trademarks are recorded at cost. The Company determined that the trademarks have an estimated useful life of 10 years and will be reviewed annually for impairment. Amortization will be recorded over the estimated useful life of the assets using the straight-line method for financial statement purposes. The Company will commence amortization once the economic benefits of the assets begin to be consumed and they plan to record amortization once production begins and the related revenues are recorded. The Company utilized its trademark on its website and will commence amortization during April 2011 as this is when the website was launched.

Website

The Company capitalizes the costs associated with the development of the Company’s website pursuant to ASC Topic 350. Other costs related to the maintenance of the website are expensed as incurred. Amortization is provided over the estimated useful lives of 3 years using the straight-line method for financial statement purposes. The Company plans to commence amortization upon completion of the Company’s fully operational website. Amortization will commence during April 2011 as this is when the website was launched.

Revenue Recognition

We recognize revenue when all of the following conditions are satisfied: (1) there is persuasive evidence of an arrangement; (2) the product or service has been provided to the customer; (3) the amount of fees to be paid by the customer is fixed or determinable; and (4) the collection of our fees is probable.

The Company will record revenue when it is realizable and earned and the products have been shipped to the customers.

Advertising Costs

Advertising costs are anticipated to be expensed as incurred; however there were no advertising costs included in general and administrative expenses for the period of Inception (July 28, 2010) to March 31, 2011.

Fair value of financial instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2011. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash and accounts payable. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.

Level 1: The preferred inputs to valuation efforts are “quoted prices in active markets for identical assets or liabilities,” with the caveat that the reporting entity must have access to that market. Information at this level is based on direct observations of transactions involving the same assets and liabilities, not assumptions, and thus offers superior reliability. However, relatively few items, especially physical assets, actually trade in active markets.

Level 2: FASB acknowledged that active markets for identical assets and liabilities are relatively uncommon and, even when they do exist, they may be too thin to provide reliable information. To deal with this shortage of direct data, the board provided a second level of inputs that can be applied in three situations.

Level 3: If inputs from levels 1 and 2 are not available, FASB acknowledges that fair value measures of many assets and liabilities are less precise. The board describes Level 3 inputs as “unobservable,” and limits their use by saying they “shall be used to measure fair value to the extent that observable inputs are not available.” This category allows “for situations in which there is little, if any, market activity for the asset or liability at the measurement date”. Earlier in the standard, FASB explains that “observable inputs” are gathered from sources other than the reporting company and that they are expected to reflect assumptions made by market participants.

Stock-based compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 505 and 718 which requires the Company to recognize expenses related to the fair value of its employee stock option awards. This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from other than employees in accordance with FASB ASC 718-10 and the conclusions reached by the FASB ASC 505-50. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earliest of a performance commitment or completion of performance by the provider of goods or services as defined by FASB ASC 505-50.

Earnings per share

The Company follows ASC Topic 260 to account for the earnings per share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Income taxes

The Company follows ASC Topic 740 for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC Topic 740 only allows the recognition of those tax benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities. As of March 31, 2011, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company classifies tax-related penalties and net interest as income tax expense. As of March 31, 2011, no income tax expense has been incurred.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

Year end

The Company has a year ended March 31.

Recent pronouncements

The Company has evaluated the recent accounting pronouncements through ASU 2011-03 and believes that none of them will have a material effect on the company’s financial statements.

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The interim consolidated financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these interim financial statements be read in conjunction with the financial statements of the Company as of and for the period ended March 31, 2011 and notes thereto included in the Company’s S-1 registration statement and all amendments. The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for the interim period are not indicative of annual results.

Principles of consolidation

The consolidated financial statements include the accounts of Sport Tech Enterprises, Inc. (Nevada Corporation), and its wholly-owned subsidiary SquareRoot, Inc. (Nevada Corporation). All significant inter-company balances and transactions have been eliminated. Sport Tech Enterprises, Inc. (Nevada Corporation) and SquareRoot (Nevada Corporation) will be collectively referred herein as the “Company”.

Nature of operations

The Company is developing and marketing sporting goods products with a focus on surfing, boogie boarding and snowboarding.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

Trademarks

ASC 350 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of ASC 350. This standard also requires that intangible assets with definite useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment. As of September 30, 2011, the Company believes there is no impairment of its intangible assets.

The Company's intangible assets consist of the costs of filing and acquiring various trademarks. The trademarks are recorded at cost. The Company determined that the trademarks have an estimated useful life of 10 years and will be reviewed annually for impairment. Amortization will be recorded over the estimated useful life of the assets using the straight-line method for financial statement purposes. The Company commenced amortization during April 2011.

Website

The Company capitalizes the costs associated with the development of the Company’s website pursuant to ASC Topic 350. Other costs related to the maintenance of the website are expensed as incurred. Amortization is provided over the estimated useful lives of 3 years using the straight-line method for financial statement purposes. The Company plans to commence amortization upon completion of the Company’s fully operational website. The Company commenced amortization during April 2011 upon completion of the Company’s fully operational website.

Stock-based compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 505 and 718, which requires the Company to recognize expenses related to the fair value of its employee stock option awards. This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from other than employees in accordance with FASB ASC 718-10 and the conclusions reached by the FASB ASC 505-50. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earliest of a performance commitment or completion of performance by the provider of goods or services as defined by FASB ASC 505-50.

Earnings per share

The Company follows ASC Topic 260 to account for the earnings per share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Recent pronouncements

The Company has evaluated the recent accounting pronouncements through ASU 2011-09 and believes that none of them will have a material effect on the company’s financial statements.

Going Concern	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Going Concern
Going Concern

NOTE 3 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the development stage and, accordingly, has not yet generated revenues from operations. Since its inception, the Company has been engaged substantially in financing activities, developing its business plan and incurring startup costs and expenses. As a result, the Company incurred accumulated net losses from Inception (July 28, 2010) through the period ended March 31, 2011 of ($60,468). In addition, the Company’s development activities since inception have been financially sustained through equity financing. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital from the sale of common stock and, ultimately, the achievement of significant operating revenues. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the development stage and, accordingly, has not yet generated revenues from operations. Since its inception, the Company has been engaged substantially in financing activities, developing its business plan and incurring startup costs and expenses. As a result, the Company incurred accumulated net losses from Inception (July 28, 2010) through the period ended September 30, 2011 of ($145,367). In addition, the Company’s development activities since inception have been financially sustained through equity financing.

The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital from the sale of common stock and, ultimately, the achievement of significant operating revenues. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Intangible Assets, Goodwill and Other	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Intangible Assets, Goodwill and Other
Intangible Assets Disclosure [Text Block]

NOTE 4 – TRADEMARK

Trademark consisted of the following as of:

March 31,
2011
Trademark	$ 775
Accumulated amortization	-
$ 775

During the period from Inception (July 28, 2010) through March 31, 2011, the Company recorded amortization expense of $0. The Company will commence amortization in April 2011 as this is when the website was launched and was “live” using the trademark.

NOTE 3 – TRADEMARK

Trademark consisted of the following as of:

	September 30,	March 31,
	2011	2011
Trademark	$ 775	$ 775
Accumulated amortization	(39)	-
	$ 736	$ 775

During the three months ended September 30, 2011, the Company recorded amortization expense of $20. During the six months ended September 30, 2011, the Company recorded amortization expense of $39.

Property, Plant, and Equipment	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment [Table Text Block]

NOTE 5 – WEBSITE

Website consisted of the following as of:

March 31,
2011
Website	$ 244
Accumulated amortization	-
$ 244

During the period from Inception (July 28, 2010) through March 31, 2011, the Company recorded amortization expense of $0. The Company will commence amortization in April 2011 as this is when the website was launched and went “live” on the internet.

NOTE 4 – WEBSITE

Website consisted of the following as of:

	September 30,	March 31,
	2011	2011
Website	$ 244	$ 244
Accumulated amortization	(41)	-
	$ 203	$ 244

During the three months ended September 30, 2011, the Company recorded amortization expense of $20. During the six months ended September 30, 2011, the Company recorded amortization expense of $41.

Related Party Disclosures	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 6 – LINE OF CREDIT – RELATED PARTY

Line of credit consists of the following at:

March 31, 2011
Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in September 2013	$ 4,000

Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in November 2013	18,596

$ 22,596

On September 29, 2010, the Company executed a line of credit in the amount of $100,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of March 31, 2011, an amount of $4,000 had been used for general corporate purposes with a remaining balance of $96,000 available.

On November 29, 2010, the Company executed a line of credit in the amount of $50,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of March 31, 2011, an amount of $18,596 had been used for general corporate purposes with a remaining balance of $31,404 available.

During the period from Inception (July 28, 2010) through March 31, 2011, interest expense was $280.

NOTE 5 – LINE OF CREDIT – RELATED PARTY

Line of credit consists of the following at:

	September 30, 2011	March 31, 2011
Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in September 2013	$ 6,291	$ 4,000

Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in November 2013	50,000	18,596

	$ 56,291	$ 22,596

On September 29, 2010, the Company executed a line of credit in the amount of $100,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of September 30, 2011, an amount of $6,291 had been used for general corporate purposes with a remaining balance of $93,709 available. Accrued interest payable as of September 30, 2011 was $226.

On November 29, 2010, the Company executed a line of credit in the amount of $50,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of September 30, 2011, an amount of $50,000 had been used for general corporate purposes with a remaining balance of $0 available. Accrued interest payable as of September 30, 2011 was $1,219.

For the three months ended September 30, 2011, interest expense was $710. For the six months ended September 30, 2011, interest expense was $1,165.

Income Taxes	8 Months Ended
Mar. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 7 – INCOME TAXES

At March 31, 2011, the Company had a federal operating loss carryforward of $54,468, which begins to expire in 2031.

Components of net deferred tax assets, including a valuation allowance, are as follows at March 31, 2011:

2011
Deferred tax assets:
Net operating loss carryforward	$ 19,064
Total deferred tax assets	19,064
Less: Valuation allowance	(19,064)
Net deferred tax assets	$ -

The valuation allowance for deferred tax assets as of March 31, 2011 was $19,064, which will begin to expire 2031. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of March 31, 2011 and maintained a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows at March 31, 2011:

2011
Federal statutory rate	(35.0)%
State taxes, net of federal benefit	(0.00)%
Change in valuation allowance	35.0%
Effective tax rate	0.0%

Equity	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 100,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock. The Company did not authorize terms and rights of preferred shares as of March 31, 2011.

Common Stock

On September 7, 2010, the Company issued 200,000 shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $200. This investment represented initial capitalization and the shares issued are to be considered Founder’s shares.

On September 21, 2010, the Company issued an officer and director of the Company 24,000,000 shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $24,000. This investment represented initial capitalization and the shares issued are to be considered Founder’s shares.

On September 22, 2010, the Company issued 8,000,000 shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $8,000. This investment represented initial capitalization and the shares issued are to be considered Founder’s shares.

On October 1, 2010, the Company issued 1,200,000 shares of its $0.001 par value common stock at a price of $0.001 per share in exchange for 100% of SquareRoot, Inc. valued at $1,200. Prior to the acquisition, SquareRoot was a development stage company that was formed to design, manufacture and distribute water sporting goods. The entity was acquired from Mr. Brandon Lane. The Company acquired $200 in assets and $1,000 in liabilities from SquareRoot, Inc. The acquisition resulted in the recognition of goodwill for $2,000. Management believes the acquisition currently has no goodwill and thus an impairment of $2,000 was recognized.

On December 1, 2010, the Company issued 50,000 shares of its common stock toward legal fees at a value of $0.10 per share. The shares were valued with the fair value of the services rendered.

During the period from Inception (July 28, 2010) to March 31, 2011, there have been no other issuances of common stock.

NOTE 6 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 100,000,000 shares of its $0.001 par value common stock and 10,000,000 shares of its $0.001 par value preferred stock. The Company did not authorize terms and rights of preferred shares as of September 30, 2011.

Common Stock

On September 7, 2010, the Company issued 200,000 founders’ shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $200. This transaction is the initial capitalization of the Company and the shares are considered founder shares.

On September 21, 2010, the Company issued an officer and director of the Company 24,000,000 founders’ shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $24,000. This transaction is the initial capitalization of the Company and the shares are considered founder shares.

On September 22, 2010, the Company issued 8,000,000 founders’ shares of its $0.001 par value common stock at a price of $0.001 per share for cash of $8,000. This transaction is the initial capitalization of the Company and the shares are considered founder shares.

On October 1, 2010, the Company issued 1,200,000 shares of its $0.001 par value common stock at a price of $0.001 per share in exchange for 100% of SquareRoot, Inc. valued at $1,200.

On December 1, 2010, the Company issued 50,000 shares of its common stock toward legal fees at a value of $0.10 per share. The shares were valued with the fair value of the services rendered.

On May 15, 2011, the Company issued 800 shares of its common stock at a price of $0.25 per share for cash of $200.

On June 28, 2011, the Company issued 176,000 shares of its common stock at a price of $0.25 per share for cash of $44,000. The Company had direct offering costs totaling $3,480 which were netted against the offering proceeds.

During the six months ended September 30, 2011, there have been no other issuances of common stock.

Warrants and Options	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Warrants and Options
Warrants and Options	NOTE 9 – WARRANTS AND OPTIONS As of March 31, 2011, there were no warrants or options outstanding to acquire any additional shares of common stock.	NOTE 7 – WARRANTS AND OPTIONS As of September 30, 2011, there were no warrants or options outstanding to acquire any additional shares of common stock.

Subsequent Events	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 10 – SUBSEQUENT EVENTS During the month ended April 30, 2011, the Company received an additional $5,850 from Andrew Widme as a draw on the line of credit which is due in November 2013.	NOTE 8 – SUBSEQUENT EVENTS On October 12, 2011, the Company received an additional $2,750 from Andrew Widme as a draw on the line of credit which is due in September 2013.